SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

33.	SUBSEQUENT EVENTS

A resolution was approved at the Company’s Special Meeting of Shareholders on January 29, 2016 to effect a capital reorganization, with effect from February 3, 2016, for a 1-for-5 reverse share split of the Company’s ordinary shares and to reduce the Company’s authorized share capital from $1,000,000,000 divided into 1,000,000,000 shares of $1.00 par value each to $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 156,386,506 shares of $1.00 par value each are in issue and fully paid or credited as fully paid.

In January 2016, the Company took delivery of two LR2 tanker newbuildings, Front Ocelot and Front Cheetah.

In February 2016, the Company announced a cash dividend of $0.35 per share for the fourth quarter of 2015, payable on or around March 18, 2016.

In March 2016, the Company took delivery of the LR2 tanker newbuildings, Front Lynx and Front Cougar.